CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:

1.    This filing is made on behalf of Clayton Street Trust (the “Registrant”). The Registrant’s 1933 Act No. is 333-208542 and Registrant’s 1940 Act No. is 811-23121.

2.    There are no changes to the Prospectus and Statement of Additional Information from the forms of the Prospectus and Statement of Additional Information that were filed in Post-Effective Amendment No. 14 (“PEA No. 14”) on April 30, 2021, pursuant to Rule 485(b) under the 1933 Act for the following Portfolios:

Protective Life Dynamic Allocation Series – Conservative Portfolio

Protective Life Dynamic Allocation Series – Moderate Portfolio

Protective Life Dynamic Allocation Series – Growth Portfolio

(collectively, the “Portfolios”)

3.    The text of PEA No. 14 has been filed electronically.

DATED: May 5, 2021

CLAYTON STREET TRUST
on behalf of the Portfolios

Respectfully,

By:	/s/ Byron D. Hittle
Byron D. Hittle
Vice President, Secretary and Chief Legal Officer